Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	001-38829
Entity Registrant Name	Shockwave Medical, Inc.
Entity Central Index Key	0001642545
Entity Tax Identification Number	27-0494101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5403 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	510
Local Phone Number	279-4262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SWAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false